Exhibit 99.11

Data Compare Summary (Total)

Run Date - 2/26/2025 2:31:33 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	77	0.00%	77
State	0	77	0.00%	77
Zip	0	77	0.00%	77
Note Date	0	77	0.00%	77
Original Loan Amount	0	77	0.00%	77
Original Term	0	77	0.00%	77
Original Interest Rate	0	77	0.00%	77
Borrower Qualifying FICO	2	77	2.60%	77
Amortization Type	0	77	0.00%	77
Representative FICO	1	77	1.30%	77
Property Type	1	77	1.30%	77
Lien Position	0	77	0.00%	77
Occupancy	0	77	0.00%	77
Purpose	0	77	0.00%	77
Contract Sales Price	2	77	2.60%	77
Balloon Flag	0	77	0.00%	77
Original CLTV	2	77	2.60%	77
Original LTV	1	77	1.30%	77
Origination Channel	0	77	0.00%	77
Appraisal Effective Date	0	77	0.00%	77
LTV Valuation Value	0	77	0.00%	77
Investor: Qualifying Total Debt Ratio	0	77	0.00%	77
Initial Rate Lock Date	39	77	50.65%	77
Coborrower Qualifying FICO	1	41	2.44%	77
Total	49	1,812	2.70%	77